Summary Prospectus October 1, 2011



                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

DWS CLEAN TECHNOLOGY FUND



(formerly DWS Climate Change Fund)


CLASS/Ticker    A   WRMAX    C   WRMCX    INST   WRMIX    S   WRMSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, C), (800) 730-1313 (INST) and
(800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated October 1, 2011, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks maximum return (growth of capital and income).



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 26) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          C       INST          S
                                          ----------  ---------  ---------  ---------
Maximum sales charge (load) imposed on
purchases, as % of offering price             5.75      None       None       None
-----------------------------------------     ----      --         --         --
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     1.00         None       None
-----------------------------------------    -----    ----         --         --
Redemption/exchange fee on shares owned
less than 15 days, as % of redemption
proceeds                                      2.00    2.00       2.00       2.00
-----------------------------------------    -----    ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                     A          C        INST           S
                                             ---------  ---------  ----------  ----------
Management fee                                   1.00       1.00       1.00        1.00
--------------------------------------------     ----       ----       ----        ----
Distribution/service
(12b-1) fees                                     0.25       1.00      None        None
--------------------------------------------     ----       ----      -----       -----
Other expenses                                   0.98       0.96       0.76        1.24
--------------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES             2.23       2.96       1.76        2.24
--------------------------------------------     ----       ----      -----       -----
Less fee waiver/reimbursement                    0.54       0.52       0.32        0.80
--------------------------------------------     ----       ----      -----       -----
NET ANNUAL FUND OPERATING EXPENSES
(after fee waiver and/or expense reimburse-
ment)                                            1.69       2.44       1.44        1.44
--------------------------------------------     ----       ----      -----       -----

The Advisor has contractually agreed through September 30, 2012 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.69%, 2.44%, 1.44% and 1.44% (excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class A, Class C, Class S and Institutional Class, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS            A          C       INST          S
-------  ---------  ---------  ---------  ---------
1        $  737     $  347     $  147     $  147
--       ------     ------     ------     ------
3        $1,183     $  867     $  523     $  623
--       ------     ------     ------     ------
5        $1,655     $1,512     $  924     $1,127
--       ------     ------     ------     ------
10       $2,953     $3,243     $2,047     $2,513
--       ------     ------     ------     ------

You would pay the following expenses if you did not redeem your shares:



YEARS            A          C       INST          S
-------  ---------  ---------  ---------  ---------
1        $  737     $  247     $  147     $  147
--       ------     ------     ------     ------
3        $1,183     $  867     $  523     $  623
--       ------     ------     ------     ------
5        $1,655     $1,512     $  924     $1,127
--       ------     ------     ------     ------
10       $2,953     $3,243     $2,047     $2,513
--       ------     ------     ------     ------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 97%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of US and foreign companies engaged in activities related to energy- and resource-efficient solutions ("clean technology-related companies"). Generally, clean technology-related companies are engaged in businesses whose growth is supported by increased environmental regulation, increasing demand for energy- and resource-efficient technologies for companies as well as individuals and increased focus on national energy and resource security. Currently, the fund considers such companies to include (i) companies that derive at least half of their revenues or net income from activities related to clean technology, and (ii) companies that derive as little as 5% of their revenues or net income from such activities, provided portfolio management believes that such companies have the potential to significantly increase the percentage of revenues or net income derived from clean technology-related activities; however the fund may change the criteria it uses from time to time without shareholder approval. As part of its evaluation of clean technology-related companies, the fund may consider a company's overall environmental policies and practices, but generally such considerations will not be the only factor in selecting investments for the fund. Under normal circumstances, the fund will concentrate in securities of climate change-related companies.


The fund's equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks, or equity securities of real estate investment trusts ("REITs"). The fund may invest up to 40% of its assets in emerging market equities (equities traded mainly in emerging markets or issued by companies that are organized in emerging markets or have more than half of their business there). The fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: The International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.


MANAGEMENT PROCESS: In choosing stocks, portfolio management uses a combination of the following analytical disciplines:


BOTTOM-UP RESEARCH. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.


TOP-DOWN ANALYSIS. Portfolio management considers the economic outlooks for various industry sectors and regions while looking for those that may benefit from changes in the overall business and regulatory environment, and environmental trends.


DERIVATIVES. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


FOCUS RISK - CLEAN TECHNOLOGY COMPANIES. Any fund that focuses in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting clean technology companies may have a significant impact on the fund's performance. In particular, clean technology-related companies can be affected by environmental protection regulatory actions, other international political and economic developments, changes in government subsidy levels, environmental conservation practices, changes in taxation and other governmental regulations, and increased costs associated with compliance with environmental or other regulations. Additionally, many companies in these industries are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.



                                       2
                                                       DWS Clean Technology Fund


                                              SUMMARY PROSPECTUS October 1, 2011

SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


IPO RISK. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2008        2009       2010
  -47.48      25.05       -6.48




Best Quarter: 24.22%, Q2 2009         Worst Quarter: -23.63%, Q4 2008
Year-to-Date as of 6/30/2011: -2.16%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison begins on 8/31/07.



                                       3
                                                       DWS Clean Technology Fund


                                              SUMMARY PROSPECTUS October 1, 2011

                                   CLASS            1       SINCE
                               INCEPTION         YEAR   INCEPTION
                             -----------  -----------  ----------
CLASS A before tax            9/5/2007        -11.86      -13.59
---------------------------   --------       -------     -------
  After tax on
  distributions()                             -11.86      -13.62
---------------------------  --------        -------     -------
  After tax on distribu-
  tions and sale of fund
  shares                                       -7.71      -11.23
---------------------------  --------        -------     -------
CLASS C before tax            9/5/2007         -7.15      -12.72
---------------------------   --------       -------     -------
INST CLASS before tax         9/5/2007         -6.18      -11.80
---------------------------   --------       -------     -------
CLASS S before tax            9/5/2007         -5.89      -11.72
---------------------------   --------       -------     -------
MSCI WORLD INDEX
(reflects no deduction for
fees or expenses)                             11.76        -3.75
---------------------------  --------        -------     -------

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Deutsche Alternative Asset Management (Global) Limited


PORTFOLIO MANAGER(S)

ANDREW PIDDEN, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2011.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, C and S shares and no minimum additional investment for Class A, C and Class S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET



You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                                       DWS Clean Technology Fund
                                     SUMMARY PROSPECTUS October 1, 2011 DCTF-SUM